In-process research and development and goodwill (Tables)	12 Months Ended
Dec. 31, 2015
In-process research and development and goodwill
Schedule of gross carrying amount of in process research and development and goodwill

The gross carrying amount of in‑process research and development and goodwill is as follows (in thousands):

	As of December 31, 2014
	Cost	Additions	Disposals	Total
In-process research and development	$5,228	$—	$—	$5,228
Goodwill	2,200	—	—	2,200
Total	$7,428	$—	$—	$7,428

	As of December 31, 2015
	Cost	Additions	Disposals	Total
In-process research and development	$5,228	$31,323	$—	$36,551
Goodwill	2,200	5,056	—	7,256
Total	$7,428	$36,379	$—	$43,807